Submission	Apr. 14, 2026
Submission [Line Items]
Central Index Key	0001855457
Registrant Name	KORE Group Holdings, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES